Consolidated BALANCE SHEETS (Parenthetical) - D Boral A R C Acquisition I Corp [Member]	Dec. 31, 2025 $ / shares shares
Shares subject to possible redemption issued | $ / shares	$ 0.0001
Shares subject to possible redemption issued	500,000,000
Shares subject to possible redemption issued	28,000,000
Shares subject to possible redemption outstanding	28,000,000
Shares subject to possible redemption , redemption price per share | $ / shares	$ 10.17
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Ordinary Shares [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	1,200,000
Common stock, shares outstanding	1,200,000
Class B Ordinary Shares [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	12,000,000
Common stock, shares outstanding	12,000,000